MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund
MainStay ICAP Select Equity Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 101 of the Prospectus and in the "Alternative Sales Arrangements" section on page 106 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Investor Class		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%	none
Other Expenses		0.18%	0.30%	0.30%	0.30%	0.18%	0.28%	0.28%	0.28%	0.02%
Total Annual Fund Operating Expenses	[2]	1.23%	1.35%	2.10%	2.10%	0.98%	1.08%	1.33%	1.58%	0.82%
Waivers / Reimbursements	[2]	(0.05%)	none	none	none	(0.08%)	none	none	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.18%	1.35%	2.10%	2.10%	0.90%	1.08%	1.33%	1.58%	0.82%
[1]	The management fee is as follows: 0.80% on assets up to $5 billion; 0.775% on assets from $5 billion to $7.5 billion; and 0.75% on assets in excess of $7.5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 1.18%; and Class I, 0.90%. This agreement will remain in effect until February 28, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption (USD $)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6
1 Year	664	680	713	313	92	110	135	161	84
3 Years	914	954	958	658	304	343	421	499	262
5 Years	1,184	1,249	1,329	1,129	534	595	729	860	455
10 Years	1,953	2,085	2,240	2,431	1,194	1,317	1,601	1,878	1,014

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	213	213
3 Years	658	658
5 Years	1,129	1,129
10 Years	2,240	2,431

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund seeks to achieve a total return greater than the Russell 1000® Value Index over longer periods of time and indices comprised of value-oriented stocks over shorter periods of time.

The Fund will typically hold between 25 and 30 securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in common stocks and other equity securities. Other equity securities may include American Depositary Receipts, warrants, real estate investment trusts ("REITs"), preferred stocks and other securities convertible or exchangeable into common stock.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the Standard & Poor's 500® Index (“S&P 500® Index”) as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance figures for Class B shares, first offered on November 13, 2009, include the historical performance of Class I shares through November 12, 2009. Performance figures for Class R6 shares, first offered on June 17, 2013, include the historical performance of Class I shares through June 16, 2013. Performance for these newer share classes is adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for these newer share classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2005-2014)
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years.

Best Quarter
2Q/09	15.65%
Worst Quarter
4Q/08	-22.00%

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	2.37%	11.88%	7.00%
Investor Class	Investor Class Return Before Taxes	2.20%	11.62%	6.85%
Class B	Class B Return Before Taxes	2.70%	11.80%	6.66%
Class C	Class C Return Before Taxes	6.42%	12.05%	6.65%
Class I	Class I Return Before Taxes	8.65%	13.48%	7.91%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	4.92%	12.45%	6.90%
Class I Return After Taxes on Distributions and Sale of Fund Shares	Class I Return After Taxes on Distributions and Sale of Fund Shares	7.76%	10.78%	6.33%
Class R1	Class R1 Return Before Taxes	8.53%	13.32%	7.78%
Class R2	Class R2 Return Before Taxes	8.25%	13.04%	7.51%
Class R3	Class R3 Return Before Taxes	7.89%	12.70%	7.22%
Class R6	Class R6 Return Before Taxes	8.74%	13.50%	7.92%
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	13.45%	15.42%	7.30%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.